RESTRUCTURING COSTS (Details) £ in Millions		6 Months Ended
	Jan. 08, 2026	Jun. 30, 2026 GBP (£)	Jun. 30, 2025 GBP (£)
Disclosure of attribution of expenses by nature to their function [line items]
Restructuring costs		£ 169	£ 26
Restructuring costs, operating model transformation		168
Restructuring costs, gain on site closures		£ 21
Number of geographical operating units	6	6
Expense of restructuring activities, operating model transformation, severance and other termination benefits		£ 151
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Restructuring costs		9	11
Selling, general and administration
Disclosure of attribution of expenses by nature to their function [line items]
Restructuring costs		156	14
Research and development
Disclosure of attribution of expenses by nature to their function [line items]
Restructuring costs		£ 4	£ 1